SHAREHOLDERS' EQUITY - Schedule of company's stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY
Outstanding at beginning of year	8,842,721
Granted	2,266
Exercised	1,399,823
Forfeited	(6,579)
Outstanding at end of year	7,438,585	8,842,721
Exercisable at end of year	1,590,850
Weighted average exercise price, Outstanding at beginning of year	$ 21.78
Weighted average exercise price, Granted	1
Weighted average exercise price,, Exercised	8.73
Weighted average exercise price, Forfeited	4.92
Weighted average exercise price, Outstanding at ending of year	24.25	$ 21.78
Weighted average exercise price, Exercisable at end of year	$ 11.94
Weighted average remaining contractual terms, outstanding (in years)	3 years 25 days	3 years 9 months 21 days
Weighted average remaining contractual terms, Exercisable at end of year	3 years 8 months 19 days
Aggregate intrinsic value, Outstanding at beginning of year	$ 186,567
Aggregate intrinsic value, Outstanding at end of year	122,389	$ 186,567
Aggregate intrinsic value, Exercisable at end of year	$ 45,753